SEGMENTED INFORMATION - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Videotron
Percentages of voting rights and equity in its major subsidiaries
% voting	100.00%
% equity	100.00%
TVA Group
Percentages of voting rights and equity in its major subsidiaries
% voting	99.90%
% equity	68.40%
Media QMI Inc
Percentages of voting rights and equity in its major subsidiaries
% voting	100.00%
% equity	100.00%
QMI Spectacles Inc.
Percentages of voting rights and equity in its major subsidiaries
% voting	100.00%
% equity	100.00%